Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt
Debt

6. Debt

At March 31, 2021, debt comprised of the following:

			Debt
		Unaccreted	Issuance	Carrying
	Principal	Discount	Costs	Value
1.0% promissory notes, due 2022	$10,343	$—	$—	$10,343
8.55% term loan, due 2024	42,145	(2,867)	—	39,278
Other notes	600	(117)	—	483
	$53,088	$(2,984)	$—	$50,104

Senior Secured Term Loans

In January 2021, the Company entered into an amendment (the “Runway Amendment”) to the Loan and Security Agreement, dated as of July 22, 2020 (as amended, the “Runway Loan Agreement”), with Runway Growth Credit Fund, Inc., as agent for a syndicate of lenders. Among other things, the Runway Amendment includes a commitment for a supplemental term loan in the aggregate amount of up to $10 million, reduces the interest rate payable on borrowed amounts, reduces certain financial covenants related to minimum revenue and amended the maturity date to December 15, 2024, and eliminates a minimum cash balance requirement of $3,000. Porch did not borrow any additional amounts in connection with entering into the Runway Loan Amendment.

 The Runway Loan is a first lien loan secured by any and all properties, rights and assets of the Company with a maturity date of December 15, 2024. Until the Runway Amendment, interest was payable monthly in arrears at a variable rate of interest based on the greater of 0.55% or LIBOR rate (as defined) plus an applicable margin of 8.50% plus 2% of PIK interest. As of December 31, 2020, the calculated interest rate was 11.05%. The Runway Amendment reduced the applicable margin from 8.5% to 8% and eliminated the PIK interest. As of March 31, 2021 the calculated interest rate was 8.55%. Principal payments are required beginning on August 15, 2022 in equal monthly installments through the maturity date. A prepayment fee of 2%,  1.5%,  1% or 0.5% of the outstanding loan amount is due if the loan is repaid prior to the 1st, 2nd, 3rd or 4th anniversary date, respectively. There is a final payment fee of $1,750 or 3.5% of any partial payment, which is reflected as a discount on the loan and is accreted to interest expense using the effective interest method over the term of the loan or until extinguishment of the related loan. Upon a default, the loan is immediately due and payable and bears interest at 5% higher than the applicable loan interest rate. The financial covenants require the Company to maintain minimum revenue of $15,356 in the quarter ended December 31, 2020, and 70% of projected revenue in all future quarters.

As of March 31, 2021, the Company is in compliance with all covenants of the Runway Loan Agreement.

Paycheck Protection Program Loans

In April 2020, the Company entered into a loan agreement with Western Alliance Bank pursuant to the Paycheck Protection Program established under the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) and is administered by the U.S. Small Business Administration (“SBA”). The Company received loan proceeds of $8,139 (the “Porch PPP Loan”). The term of the Porch PPP Loan is two years with a maturity date of April 18, 2022 and bears interest at a fixed rate of 1.00%. Payments of principal and interest on the Porch PPP Loan were deferred for the first nine months of the term of the Porch PPP Loan. Principal and interest are payable monthly, less the amount of any potential forgiveness (discussed below), and the Company may prepay 20% or less at any time prior to maturity with no prepayment penalties, more than 20% will require notice to the lender. The Porch PPP Loan contains customary event of default provisions. As of March 31, 2021, the Company is in compliance with all covenants of the Porch PPP Loan.

All or a portion of the Porch PPP Loan may be forgiven by the SBA and the lender upon application by the Company, if the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities (“Qualifying Expenses”). Not more than 25 percent of the Porch PPP Loan may be used for non-payroll costs. The Company believes that it used the proceeds of the Porch PPP Loan for Qualifying Expenses in accordance with the terms of the Porch PPP Loan. The Company submitted an application for forgiveness of the loan in December 2020. However, no assurance is provided that the Company will be able to obtain forgiveness of the Porch PPP Loan in whole or in part. If the loan is forgiven in part or in whole, the Company will reduce the liability by the amount forgiven and record a gain on extinguishment in the consolidated statements of operations. The carrying value of the Porch PPP Loan is $8,317 as of March 31, 2021.

In connection with an acquisition of DataMentors Holdings, LLC d/b/a V12 Data (“V12 Data”) on January 12, 2021 (see Note 9), the Company assumed a loan agreement with Western Alliance Bank pursuant to the Paycheck Protection Program for the amount of $2,026 (the “V12 Data PPP Loan”). The loan has a maturity date of April 19, 2022 and a fixed interest rate of 1%. All other terms are the same as those of the Porch PPP Loan. An application for forgiveness of the loan was submitted in November 2020. However, no assurance is provided that the Company will be able to obtain forgiveness of the loan in whole or in part. As of March 31, 2021, the Company is in compliance with all covenants of the V12 Data PPP Loan.

Other Promissory Notes

In connection with an acquisition on November 2, 2020, the Company issued a promissory note payable to the founder of the acquired entity. The promissory note has an initial principal balance of $750 and a stated interest rate of 0.38% per annum. The promissory note shall be paid in five equal annual installments of $150 each, plus accrued interest commencing on January 21, 2021. As of March 31, 2021, the promissory note had a carrying amount $483.

Note 6.   Debt

At December 31, 2020, debt was comprised of the following:

			Debt
		Unaccreted	Issuance	Carrying
	Principal	Discount	Costs	Value
1.0% promissory notes, due 2022	$8,317	$—	$—	$8,317
11.05% term loan, due 2024	41,764	(2,686)	(29)	39,049
Other notes	750	(133)	—	617
	$50,831	$(2,819)	$(29)	$47,983

At December 31, 2019, debt was comprised of the following:

			Debt
		Unaccreted	Issuance	Carrying
	Principal	Discount	Costs	Value
10% convertible promissory notes, due on demand	$7,324	$(36)	$—	$7,288
6% promissory note, due 2020	185	—	—	185
2.55% promissory notes, due 2020	1,100	(41)	—	1,059
3.5% convertible promissory notes, due 2022	1,689	(313)	—	1,376
9.0% term loan, due 2023	40,500	(528)	(689)	39,283
3% promissory note (25% default), due 2024	3,000	(2,906)	(57)	37
Other notes	233	—	—	233
	$54,031	$(3,824)	$(746)	$49,461

		Fair
	Principal	Value
10% convertible notes recorded at fair value	$5,500	$11,659

Minimum principal payment commitments as of December 31, 2020, are as follows:

Principal
Payments
2021	$4,799
2022	12,234
2023	20,346
2024	13,302
2025	150
Thereafter	—
$50,831

Senior Secured Term Loans

During 2019, the Company’s secured term loan had a maximum borrowing amount of $40,000 of which $40,000 was outstanding at December 31, 2019. The secured term loan required interest-only payments until December 1, 2020, or until December 1, 2021, if the Company met certain revenue requirements, followed by equal monthly payments of principal and interest through maturity on December 4, 2023. The loan also included a final payment fee of $500. The stated interest rate in the loan was equal to the Base Rate plus 4.00%. The Base rate was equal to the greater of i) the highest prime rate plus 5% and ii) the highest three-month LIBOR rate plus 2.5%. On May 26, 2020, the loan agreement was amended to include interest paid in-kind (“PIK Interest”) at a per annum rate of (A) from the period beginning April 2, 2020 through May 15, 2020, 2.00% and (B) at all times thereafter 1%.

At December 31, 2019, the Company was in violation of certain covenants under this senior secured lending arrangement. In July 2020, the Company refinanced the lending arrangement which resolved the issues that created the conditions of default. As a result, the lending arrangement was classified as non-current as of December 31, 2019.

In May 2020, the Company was required to use $2,500 of the proceeds received from the Sale of Serviz (See Note 11) to pay down the term loan, resulting in an outstanding original principal balance of $37,500.

In July 2020, the Company refinanced the lending arrangement by entering into a Loan and Security Agreement with Runway Growth Credit Fund, Inc. (“Runway Loan”) in the amount of $40,000, with two additional co- lenders providing an aggregated $7,000 in loan proceeds. The co-lenders, Orix Growth Capital, LLC and Midcap Financial Trust, were the Company’s existing senior secured lenders with a $37,645 loan balance outstanding at the time of the refinance. The amendments to the loan agreements with the existing senior secured lenders represents a modification of previously outstanding senior secured loans. Unamortized deferred issuance costs associated with the existing lending arrangement were reduced proportionately with the reduction in principal balances for existing senior secured lenders, resulting in interest expense of $749. The new loan, which totaled $47,000, was used to pay off the existing $37,500 loan.

The Runway Loan is a first lien loan secured by any and all properties, rights and assets of the Company with a maturity date of July 22, 2024. Interest is payable monthly in arrears at a variable rate of interest based on the greater of 0.55% or LIBOR rate (as defined) plus an applicable margin of 9.05% plus 2% of PIK interest. As of December 31, 2020, the calculated interest rate is 11.05%.  Principal payments are required beginning on August 15, 2022 in equal monthly instalments through the maturity date. A prepayment fee of 2%,  1.5%,  1% or 0.5% of the outstanding loan amount is due if the loan is repaid prior to the 1st, 2nd, 3rd or 4th anniversary date, respectively. There is a final payment fee of $1,645 or 3.5% of any partial payment, which is reflected as a discount on the loan and is accreted to interest expense using the effective interest method over the term of the loan or until extinguishment of the related loan. Upon a default, the loan is immediately due and payable and bears interest at 5% higher than the applicable loan interest rate. The financial covenants require the Company to maintain a minimum level of cash at $3,000, minimum revenue of $15,356 in the quarter ended December 31, 2020, and 80% of projected revenue in all future quarters.

Based on the amount of cash available upon completion of the Merger on December 23, 2020, in accordance with the agreement’s terms, $7,057 of the outstanding principal balance of the Runway Loan was required to be repaid, plus interest and prepayment fees of $17 and $391, respectively. Following this repayment, the carrying value of the Runway Loan as of December 31, 2020 is $39,049. As of December 31, 2020, the Company is in compliance with all covenants of the Runway Loan. In January 2021, the Company entered into an amendment (the “Runway Amendment”) to the Runway Loan. See Note 15.

The Company issued warrants to purchase redeemable convertible preferred stock in connection with the establishment or amendment of lending arrangements. The grant date fair value of the warrants issued in connection with the establishment of the Runway Loan was $1,216, which was deducted from the face value of the loan and is accreted to interest expense using the effective interest method over the term of the loan or until extinguishment of the related loan.

Pre-2019 Convertible Promissory Notes

During 2018, the Company issued convertible notes with an aggregate original principal balance of $16,600, an interest rate of 8‑10%, and a maturity date of January 13, 2019.

Upon maturity on January 13, 2019, the outstanding principal and accrued interest automatically converted into 1,173,473 shares of Series B redeemable convertible preferred stock and 70,408 Series B redeemable convertible preferred stock warrants at a conversion price of $14.79 per unit (a unit includes one share of Series B redeemable convertible preferred stock and 0.06 of one warrant to purchase Series B redeemable convertible preferred stock).

As part of the issuance of the convertible notes, the Company incurred $356 of issuance costs that are recorded as a reduction of convertible notes.

In connection with an acquisition on November 1, 2018, the Company issued convertible promissory notes payable to the sellers for an aggregate principal of $7,324. These convertible promissory notes bear interest at 4.5% per annum for the first year and 10% per annum thereafter. Unless converted, monthly payments of principal and interest are due beginning on December 1, 2019. The outstanding principal amount of the convertible promissory notes are convertible into 537,024 shares of common stock. Accrued but unpaid interest shall be waived if the notes are converted within the first year, and otherwise shall be paid in cash. Unless converted, the convertible promissory notes mature at the earliest of i) a change of control of the Company, ii) 10 days after a qualified financing, or iii) three years from the issuance date. As of December 31, 2019, the Company was in default on these convertible promissory notes as the Company failed to make the first payment due on December 1, 2019. Upon default, the carrying value of the convertible promissory notes of $7,288 was reclassified to current liabilities as all principal and unpaid interest is immediately due in cash upon event of default. In May 2020, the Company entered into an amendment to certain payment terms of the convertible promissory notes, including specific interest only and/or catch up payment requirements based on the future cash balance of the Company at specified dates.

Upon completion of the Merger on December 23, 2020, the outstanding principal balance of $7,317 and unpaid interest of $516 was paid in full, resulting on a trivial loss on extinguishment.

In connection with the acquisition of Serviz.com, Inc. (“Serviz”) on July 20, 2018 (See Note 11), the Company assumed two convertible promissory notes with an aggregate principal balance of $1,689 and an interest rate of 3.5% per annum. Unless converted, the convertible promissory notes, along with accrued interest, are payable at the earlier of i) December 1, 2022 or ii) a qualified financing as defined in the loan agreement. The outstanding principal amount of the convertible promissory notes and any accrued interest are convertible into redeemable convertible preferred stock sold in such financing as defined in the loan agreement, at the option of the holder at a conversion price equal to the original issue price for such series of redeemable convertible preferred stock. On February 28, 2020, one of the convertible promissory notes with a principal balance of $1,400 and a carrying value of $1,153 converted into 198,750 shares of Series C preferred stock. Holders also received 73,538 common stock warrants. A loss on debt extinguishment of $247 was recorded to account for the unamortized discount at the time of conversion. Upon completion of the Merger on December 23, 2020, the remaining principal of $289 and unpaid interest of $48 were paid in full, resulting on a loss on extinguishment of $285.

2019 Convertible Promissory Notes

During 2019, the Company issued convertible promissory notes with an aggregate original principal balance of $21,600, an interest rate of 10%, and original maturity dates ranging from January 24, 2020 to December 31, 2020.

Based on the terms of the convertible promissory notes, the Company may elect on each applicable interest payment date to pay interest, including any default interest, as Paid In-Kind (“PIK”), whereby such PIK amount would be added to the aggregate principal amount and accrue interest at 10% per annum. On each interest payment date, any PIK amount payable shall be capitalized and treated as additional principal obligations under, shall accrue interest from the applicable interest payment date, and shall become payable in full, in cash, no later than the maturity date.

On December 23, 2019, the Company issued to certain holders of convertible promissory notes, such number of Series C Preferred in full satisfaction of the Company’s obligation under the convertible promissory notes, including accrued PIK interest. The amount of original principal balance of convertible promissory notes and related PIK interest, which were converted into Series C Preferred shares were $16,100 and $971, respectively.

The Company elected to measure certain convertible promissory notes at fair value in accordance with the fair value option (“FVO Notes”). The FVO Notes had original principal amounts of $5,500. The notes also have a feature that requires payment of 200% of the outstanding principal and unpaid interest amount upon maturity. Each period, the fair value of the FVO notes is determined and resulting gains and losses from the change in fair value of the FVO Notes associated with non-credit components are recognized in income, while the change in fair value associated with the Company’s own credit component is recognized in Accumulated Other Comprehensive Income (“AOCI”). During 2020, there were no changes in fair value associated with the Company’s own credit component recognized in AOCI. During the second quarter of 2020, as part of the divestiture of the Serviz business (See Note 11), one of the FVO notes, with an original principal balance of $3,000, was cancelled by the holder. In July 2020, the Company amended the remaining FVO Note. Under this amendment, the loan plus accrued interest would be repaid upon closing of the Merger or within one year from the issuance date, whichever is earliest, with a premium of two times the outstanding principal and accrued interest. Upon completion of the Merger on December 23, 2020, the Note was paid off for $5,974.

2020 Promissory Notes

In April 2020, the Company entered into a loan agreement with Western Alliance Bank pursuant to the Paycheck Protection Program established under the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) and is administered by the U.S. Small Business Administration (“SBA”). The Company received loan proceeds of $8,139 (the “PPP Loan”). The term of the PPP Loan is two years with a maturity date of April 18, 2022 and bears interest at a fixed rate of 1.00%. Payments of principal and interest on the PPP Loan were deferred for the first nine months of the term of the PPP Loan. Principal and interest are payable monthly, less the amount of any potential forgiveness (discussed below), and the Company may prepay 20% or less at any time prior to maturity with no prepayment penalties, more than 20% will require notice to the lender. The PPP Loan contains customary event of default provisions. As of December 31, 2020, the Company is in compliance with all covenants of the PPP Loan.

All or a portion of the PPP Loan may be forgiven by the SBA and the lender upon application by the Company, if the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities (“Qualifying Expenses”). Not more than 25 percent of the PPP Loan may be used for non-payroll costs. The Company believes that it used the proceeds of the PPP Loan for Qualifying Expenses in accordance with the terms of the PPP Loan. The Company submitted an application for forgiveness of the loan in December 2020. However, no assurance is provided that the Company will be able to obtain forgiveness of the PPP Loan in whole or in part. If the loan is forgiven in part or in whole, the Company will reduce the liability by the amount forgiven and record a gain on extinguishment in the consolidated statements of operations. The carrying value of the PPP Loan is $8,139 as of December 31, 2020.

As part of the July 23, 2020 acquisition (see Note 11), the Company assumed a loan pursuant to the Paycheck Protection Program for the amount of $398. The loan has a maturity date of April 10, 2022 and a fixed interest rate of 1%. The loan was forgiven by the SBA in the fourth quarter of 2020.

In July 2020, the Company entered into convertible loan agreement with Cantor Fitzgerald Securities in the amount of $10,000 with the proceeds of the loan to be received upon completion of the Company’s 2019 financial statement audit. This convertible loan agreement was amended in August 2020, to provide for the funding of $5,000 of the loan into a restricted cash account. Upon completion of the Company’s 2019 financial statement audit, an additional $5,000 of loan proceeds was received in October 2020 in addition to the release of the $5,000 loan proceeds held in a restricted cash account.

The loan included a final payment fee equal to 20% of the loan proceeds which was reflected as a discount on the loan and was accreted to interest expense using the effective interest method over the term of the loan. The proceeds from the convertible loan agreement together, with the final payment fee and the accrued interest were paid in full upon the Merger. The loan accrued 12% interest per annum until the loan was repaid upon the Merger.

At the time of the Merger, Cantor Fitzgerald Securities had the right to elect to receive PTAC Common Shares in lieu of repayment of all or a portion of the loan proceeds, final payment fee and accrued interest. Cantor Fitzgerald Securities chose to receive full payment in cash rather than in PTAC Common Shares.

Upon completion of the Merger on December 23, 2020, the loan was paid off in full in the amount of $12,063, which included $10,000 principal balance, $2,000 final payment fee, and $63 of accrued interest. As a result of the merger, a contingent beneficial conversion feature became exercisable. The commitment date intrinsic value of $564 reduced the carrying value of the loan and increased additional paid in capital. The debt holder did not exercise the beneficial conversion feature. Therefore, the amount paid to settle the debt was first allocated to the settlement-date intrinsic value of the beneficial conversion feature associated with the loan, resulting in a net decrease in additional paid in capital of $5,772. The remaining cash payment was allocated to extinguish the debt and interest payable, resulting in a gain on extinguishment of $5,047.

Other Promissory Notes

In connection with an acquisition on November 1, 2018, the Company issued term promissory notes payable to the sellers for an aggregate principal of $1,100 and an interest rate of 2.55% per annum. The outstanding principal balance, along with accrued interest, was payable on May 1, 2020. In May 2020, the Company entered into an amendment to certain payment terms of the convertible promissory notes, including specific interest only and/or catch up payment requirements based on the future cash balance of the Company at specified dates. As of December 31, 2019, the promissory notes had a carrying amount $1,059. Upon completion of the Merger on December 23, 2020, the outstanding principal of $1,077 and unpaid interest of $4 were paid in full.

In connection with an acquisition on March 14, 2017, the Company assumed a promissory note payable to a founder of the acquired entity who continued as an employee of the Company following the acquisition. The promissory note has an initial principal balance of $185 and an interest rate of 6% per annum. The outstanding principal, along with accrued interest, was payable on March 31, 2020. As of December 31, 2019, the promissory notes had a carrying amount $185. Upon completion of the Merger on December 23, 2020, the outstanding principal of $185 and unpaid interest of $75 were paid in full. No gain or loss on extinguishment resulted from the payoff of the promissory note.

On December 19, 2019, the Company issued a promissory note for an aggregate principal of $3,000, with a stated interest rate of 3%. In connection with the issuance of this promissory note, the holder also received 403,101 warrants to purchase Series C redeemable convertible preferred stock of the Company. The grant date fair value of the warrants issued was $3,000, and was deducted from the face value of the bank loans and are accreted to interest expense using the effective interest method over the term of the note or until extinguishment of the related note. Upon occurrence of an Event of Default, the Holder may declare all outstanding obligations immediately payable in cash. Following the occurrence and during the continuance of an Event of Default, interest on the Note shall automatically be increased to 25% per annum. On January 1, 2020, there was an occurrence of default resulting in the default interest rate being effective starting on January 1, 2020.

The note was amended in July 2020, which resolved the conditions of default. The amendment provides that the loan plus accrued interest would be repaid upon closing of the Merger, or within one year of the amendment, with a premium payment of $1,000. The Company also provided the holder an additional 51,502 warrants to purchase Series C redeemable convertible preferred stock in connection with the amendment. The amended loan was guaranteed by the CEO of the Company with an asset pledge agreement, which the Company accounted for as a capital contribution by the CEO and a debt discount at fair value. The interest rate and other key terms of the note were not changed.

The amendment was accounted for as an extinguishment of the original note, because the amended note was concluded to be substantially different than the original note. The Company recorded a loss on debt extinguishment of $2,532. The amended note was initially recorded at its fair value of $4,233. The fair value of the guarantee of $300 was deducted from the initial fair value of the amended note and is accreted to interest expense using the effective interest method over the term of the note or until extinguishment. As of December 31, 2019, the carrying value of promissory note is $37, and is included in current portion of long-term debt. Upon completion of the Merger on December 23, 2020, the loan was paid off in full in the amount of $4,424, which included $3,381 principal balance, $1,000 final payment fee, and $43 of accrued interest.

On February 11, 2020, the Company entered into a future receivables agreement, in which the Company received consideration of $2,000 and agreed to sell 10% of all of Company’s future accounts receivable from the Company’s customers until an amount ranging between $2,300 and $2,700, depending on timing of repayment, was delivered by or on behalf of Company to the lender. Prior to the required repayment date, the Company repaid $2,000 of principal and $700 of interest, resulting in a full payoff of the agreement and no remaining carrying value as of December 31, 2020.

In connection with an acquisition on November 2, 2020, the Company issued a promissory note payable to the founder of the acquired entity. The promissory note has an initial principal balance of $750 and a stated interest rate of 0.38% per annum. The promissory note shall be paid in five equal annual installments of $150 each, plus accrued interest commencing on January 21st, 2021. As of December 31, 2020, the promissory notes had a carrying amount $617.